DERIVATIVE LIABILITIES (Details 3)	9 Months Ended
Sep. 30, 2015 USD ($)
Balance at beginning of year	$ 270,000
Recognition of warrant liability on issuance date	415,000
Reclassification of derivative liability to stockholders’ equity upon exercise	(669,000)
Change in fair value of derivative liabilities	(746,000)
Balance at end of year	39,000
August 2015 Underwritten Offering [Member]
Balance at beginning of year	0
Recognition of warrant liability on issuance date	3,368,000
Reclassification of derivative liability to stockholders’ equity upon exercise	(1,197,000)
Change in fair value of derivative liabilities	(821,000)
Balance at end of year	1,350,000
Series A Preferred Stock [Member]
Balance at beginning of year	270,000
Recognition of warrant liability on issuance date	0
Reclassification of derivative liability to stockholders’ equity upon exercise	(150,000)
Change in fair value of derivative liabilities	(111,000)
Balance at end of year	9,000
Series A Preferred Stock [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
Balance at beginning of year	0
Recognition of warrant liability on issuance date	1,275,000
Reclassification of derivative liability to stockholders’ equity upon exercise	0
Change in fair value of derivative liabilities	(151,000)
Balance at end of year	1,124,000
Series B Preferred Stock [Member]
Reclassification of derivative liability to stockholders’ equity upon exercise	54,000
Series B Preferred Stock [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
Balance at beginning of year	0
Recognition of warrant liability on issuance date	1,568,000
Reclassification of derivative liability to stockholders’ equity upon exercise	(1,197,000)
Change in fair value of derivative liabilities	(371,000)
Balance at end of year	0
Series C Preferred Stock [Member]
Balance at beginning of year	0
Recognition of warrant liability on issuance date	252,000
Reclassification of derivative liability to stockholders’ equity upon exercise	(245,000)
Change in fair value of derivative liabilities	(455,000)
Balance at end of year	20,000
Series C Preferred Stock [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
Balance at beginning of year	0
Recognition of warrant liability on issuance date	178,000
Reclassification of derivative liability to stockholders’ equity upon exercise	0
Change in fair value of derivative liabilities	(101,000)
Balance at end of year	77,000
Series D Preferred Stock [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
Balance at beginning of year	0
Recognition of warrant liability on issuance date	347,000
Reclassification of derivative liability to stockholders’ equity upon exercise	0
Change in fair value of derivative liabilities	(198,000)
Balance at end of year	$ 149,000